Organization and Operations - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		78 Months Ended	84 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended			3 Months Ended	1 Months Ended					6 Months Ended			1 Months Ended				1 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended				1 Months Ended
	Apr. 12, 2013	Feb. 28, 2013	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2010	Dec. 20, 2012 Term Loan [Member] Tranches	May 31, 2011 Term Loan [Member] Tranches	May 31, 2011 Term Loan [Member] First Tranche [Member]	Dec. 31, 2011 Term Loan [Member] Second Tranche [Member]	Dec. 31, 2012 Term Loan [Member] Second Tranche [Member]	Dec. 20, 2012 2012 Term Loan [Member] Tranches	May 31, 2011 2012 Term Loan [Member] Institution	Feb. 28, 2013 2012 Term Loan [Member] Second Tranche [Member]	Dec. 20, 2012 2012 Term B Loan [Member]	Dec. 20, 2012 2012 Term B Loan [Member] First Tranche [Member]	Feb. 28, 2013 2012 Term B Loan [Member] Second Tranche [Member]	Apr. 12, 2013 IPO [Member]	Mar. 31, 2013 IPO [Member]	Feb. 28, 2013 Subsequent Events [Member]	Oct. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Sep. 30, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Jul. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Oct. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Subcontract with CUBRC [Member]	Jun. 30, 2013 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Subcontract with CUBRC [Member]
Oct. 31, 2011
National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]
October 1, 2011 through October 31, 2013 [Member]
Subcontract with CUBRC [Member]

Oct. 31, 2011
National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]
October 1, 2011 through September 30, 2016 [Member]
Subcontract with CUBRC [Member]
																																Oct. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Maximum [Member]	Sep. 30, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Maximum [Member]	Jul. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Maximum [Member]	Oct. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Maximum [Member] Subcontract with CUBRC [Member]	Jan. 31, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member]	Feb. 29, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member] Subcontract with CUBRC [Member]	Jun. 30, 2013 Biomedical Advanced Research and Development Authority (BARDA) [Member] Subcontract with CUBRC [Member]	Dec. 31, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member] Subcontract with CUBRC [Member]	Dec. 31, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member] February 1, 2012 through January 31, 2013 [Member] Subcontract with CUBRC [Member]	Feb. 29, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member] February 1, 2012 through January 31, 2013 [Member] Subcontract with CUBRC [Member]	Feb. 29, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member] February 1, 2012 through April 30, 2015 [Member] Subcontract with CUBRC [Member]	Feb. 29, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member] Maximum [Member]	Jan. 31, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member] Maximum [Member]	Feb. 29, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member] Maximum [Member] Subcontract with CUBRC [Member]	Jan. 31, 2013 Biomedical Advanced Research and Development Authority (BARDA) [Member] Subsequent Events [Member] February 1, 2013 through January 31, 2014 [Member] Subcontract with CUBRC [Member]	Jan. 31, 2013 Biomedical Advanced Research and Development Authority (BARDA) [Member] Subsequent Events [Member] Maximum [Member]	Dec. 31, 2012 NIAID Grant and the BARDA Contract [Member]
Organization And Nature Of Operations [Line Items]
Losses incurred since inception				$ 98,300,000
Debt, borrowing capacity												8,000,000
Debt, number of tranches											2	2				2
Debt, additional borrowing capacity																9,200,000			9,200,000
Debt, borrowing				3,000,000	6,200,000	8,000,000	15,750,000	18,750,000					1,500,000	6,500,000	3,000,000			3,000,000		6,200,000	3,000,000
Debt, number of financial institutions																	2
Awarded contract for development, amount																																35,800,000	35,800,000	2,800,000									67,000,000	67,000,000			13,900,000
Awarded contract for development, Contract period																									5 years	5 years	5 years	5 years								5 years	5 years
Awarded contract for development, amount to be funded																												13,300,000	3,400,000	5,900,000	7,500,000				13,300,000										39,800,000
Awarded contract for development, amount to be funded, year one																													5,900,000									6,300,000		6,300,000	6,300,000	15,600,000				6,400,000
Awarded contract for development, amount to be funded, year two																													3,400,000									7,500,000	3,400,000
Common stock, shares issued	797,792			20,671,935	325,243	306,280	325,243	20,671,935														797,792	10,714,286
Common Stock, Issue Price	$ 7.00			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001														$ 7.00	$ 7.00
Proceeds from issuing of shares	5,200,000						20,000	20,000														5,200,000	68,100,000
Underwriting discounts																							4,400,000
Offering costs																							2,500,000
Options to purchase additional common stock																							1,607,143
Duration of underwriters option			30 days
Cash and cash equivalent				77,216,000	9,079,000	22,454,000	9,079,000	77,216,000	11,144,000	34,585,000
Reverse stock split ratio		0.034		0.034																				0.345
Contract receivable																																																$ 3,700,000